Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Jun. 20, 2012 Dividend Declared	Jul. 12, 2012 Acquisition
Subsequent Event [Line Items]
Dividend declared date	Jun. 20, 2012
Cash dividend declared, per share (dollars per share)	$ 0.5
Dividend payment date	Aug. 01, 2012
Dividend record date	Jul. 10, 2012
Cash paid to acquire restaurants		$ 585.0